ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands				11 Months Ended	12 Months Ended
		Jun. 01, 2023 USD ($) $ / shares shares	Dec. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Mar. 06, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 05, 2022 USD ($)	Feb. 15, 2022 $ / shares shares
Common stock, shares issued | shares				152,130,300	160,707,171	152,130,300		160,707,171		152,130,300
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued | shares					160,659,630			160,659,630
Common stock, shares outstanding | shares				152,130,300	160,659,630	152,130,300		160,659,630		152,130,300
Warrant exercise price | $ / shares			$ 2.626
Fair value of warrants			$ 1,087	$ 22,900		$ 22,900
Fair value of warrants adjustments to additional paid in capital						22,900
Principal amount									$ 1,180		$ 1,380
Proceeds from Promissory Notes redemption price					$ 2,060
Treasury stock, common shares | shares		47,541			47,541			47,541
Accumulated balance of statutory reserves				$ 6,656	$ 6,656	$ 6,656		¥ 43,707		¥ 43,707
Accumulated balance of special reserves				574	574	574		¥ 4,064		¥ 3,869
Restricted net asset				170,956	148,301	170,956
CHINA
Accumulated balance of statutory reserves
Common Class A [Member]
Warrants to purchase shares | shares			414,000
Warrant exercise price | $ / shares			$ 12.00
Common Stock [Member]
Warrant exercise price | $ / shares			$ 12.00
Fair value of warrants adjustments to additional paid in capital	[1]
Warrants exercisable term			5 years
Treasury Stock, Common [Member]
Common stock, par value | $ / shares		$ 0.0001
Fair value of warrants adjustments to additional paid in capital
Repaid of treasury stock		$ 500
Treasury stock, common shares | shares		47,541
Proceeds from Promissory Notes redemption price		$ 2,060
Shandong Baoya [Member] | Common Stock [Member]
Warrants to purchase shares | shares												5,000,000
Warrant exercise price | $ / shares												$ 2.00
Chijet Inc [Member]
Common stock, shares issued | shares		152,130,300
Common stock, par value | $ / shares		$ 0.0001

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).